Comprehensive Income (Details) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Comprehensive Income [Line Items]
Beginning balance		53,279	26,386		46,253	22,334
Net income attributable to noncontrolling interest	792	4,858	7,528	1,934	11,869	10,836
Foreign currency translation adjustments		(302)	(745)		(287)	(1)
Ending balance	$ 9,423	57,835	33,169	$ 9,423	57,835	33,169